Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Summary of Provision for Income Taxes Reflects Effective Tax Rate
The provision for income taxes reflects an effective tax rate that differs from the combined federal and provincial statutory tax rate as follows:

	Year ended December 31
	2022	2021

Income before taxes	$563.7	$414.0
Combined statutory tax rate (1)	23.0%	23.0%
Computed income tax expense	$129.7	$95.2
Increase (decrease) resulting from:
Share-based compensation	1.1	0.5
Non-taxable foreign exchange (gain) loss	0.2	(0.1)
Unrecognized deferred tax asset	-	(69.9)
Recognition of deferred tax asset	(378.6)	-
Adjustments related to prior years	(0.4)	(27.1)
Other	1.6	1.4
Deferred income tax recovery	$(246.4)	$-

(1)	The tax rate represents the combined federal and provincial statutory tax rates for the Company and our subsidiaries for the years ended December 31, 2022 and December 31, 2021.

Summary of Net Deferred Income Tax Asset
The net deferred income tax asset is comprised of the following:

	Balance January 1, 2022	Provision (Recovery) in Income	Balance December 31, 2022

Deferred tax liabilities (assets)
PP&E	$153.5	$96.0	$249.5
Leases	(7.9)	2.4	(5.5)
Risk Management	(0.5)	1.9	1.4
Decommissioning liability	(27.9)	(14.0)	(41.9)
Share-based compensation	(4.0)	(3.3)	(7.3)
Non-capital losses	(113.2)	(329.4)	(442.6)
Net deferred tax liability (asset)	$-	$(246.4)	$(246.4)

	Balance January 1, 2021	Provision (Recovery) in Income	Balance December 31, 2021
Deferred tax liabilities (assets)
PP&E	$86.5	$67.0	$153.5
Leases	(10.1)	2.2	(7.9)
Risk Management	-	(0.5)	(0.5)
Decommissioning liability	(16.6)	(11.3)	(27.9)
Share-based compensation	(0.4)	(3.6)	(4.0)
Non-capital losses	(59.4)	(53.8)	(113.2)
Net deferred tax liability (asset)	$-	$-	$-